Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Commitments
26.
Commitments

a.
On December 12, 2019, for Mexico´s airports, the SICT approved to the Company the MDP for the period 2020-2024. In August 2020, the Company presented to the Aeronautical Authority an adjustment proposal for the extraordinary review of the MDP due to the negative effects of the COVID-19 pandemic, postponing investment that were scheduled to conclude in 2024, now will end in 2026, which was authorized by authority in November 2020. Below are shown the investments committed through the period:

Year	Committed amount
2020	Ps.	2,936,500
2021		4,123,588
2022		3,517,909
2023		2,696,240
2024		2,527,851
	Ps.	15,802,088

The committed amounts above are expressed in pesos of purchasing power as of December 31, 2017.

b.
In the same way AAJ approved the committed investments of the MDP for USD$111.7 million for MBJA and USD$101.4 million for PACKAL, through the 2020-2024 period. In December 2020, the AAJ granted MBJA and PACKAL the capital investment deferral for 2020 so it can start in June 2021. During 2021, 2022 and 2023, MBJA made investments for USD$ 4.6 million, USD$5.5 million and USD$11.6 million, respectively, and PACKAL for USD$1.0 million during 2022 and USD$2.6 million in 2023.
c.
In March 2022, the Federal Civil Aviation Agency (FCAA) authorized 100% compliance with the MDP during 2021.
d.
In March 2023, the Federal Civil Aviation Agency (FCAA) authorized 100% compliance with the MDP during 2022.